CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,289,000	$ 76,000	$ 8,554,000
Investments	3,312,000	3,530,000
Grant receivable		571,000
Other current assets	985,000	1,082,000	1,280,000
Total current assets	17,586,000	5,259,000	9,834,000
Property and equipment, net	273,000	448,000	906,000
Operating lease right-of-use assets	20,000	73,000	202,000
Goodwill	372,000	372,000	372,000
Intangible assets, net	374,000	469,000	42,000
Other assets	45,000	12,000	32,000
Total assets	18,670,000	6,633,000	11,388,000
Current liabilities:
Accounts payable and accrued expenses	11,623,000	11,288,000	6,631,000
Operating lease liability	21,000	44,000	120,000
Deferred grant liability	1,972,000	927,000
Line of credit		3,292,000
Term loan obligation, current			3,976,000
Total current liabilities	13,616,000	15,551,000	10,727,000
Noncurrent operating lease liability		31,000	85,000
Deferred grant liability			1,924,000
Total liabilities	13,616,000	15,582,000	12,736,000
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 1,952 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively
Common stock, $0.001 par value; 2,000,000,000 shares authorized; 131,863,969 shares issued; and 131,605,544 shares outstanding as of September 30, 2025, and 100,000,00 shares authorized; 6,154,758 shares issued; and 5,896,333 shares outstanding as of December 31, 2024, respectively	132,000	6,000	5,000
Treasury stock (at cost), 258,425 shares as of September 30, 2025 and December 31, 2024, respectively	(500,000)	(500,000)	(126,000)
Additional paid-in capital	515,574,000	485,024,000	479,274,000
Accumulated deficit	(510,152,000)	(493,479,000)	(480,501,000)
Total stockholders' equity (deficit)	5,054,000	(8,949,000)	(1,348,000)
Total liabilities and stockholders' equity	$ 18,670,000	$ 6,633,000	$ 11,388,000